13F - UNP 5/15/00

28-2610

RECEIVED
OFFICE OF THE SECRETARY
MAY 15 1998

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number: 3235-0006
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SEC USE ONLY

98 12 5292

AMENDED FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1996

(Please read instructions before preparing form.)

CONFIDENTIAL TREATMENT EXPIRED

If amended report check here [XX]

RBS Partners, L.P. /CT
Name of Institutional Investment Manager

1 Lafayette Place Greenwich Connecticu 06830
Business Address (Street) (City) (State) (Zip)

E.J. Bird (203) 861-4600 Vice-President of General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute *Federal Criminal Violations.*
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City Greenwich and State of Connecticut on the 14th day of May, 1998

PROCESSED
NOV 01 2004
THOMSON FINANCIAL

RBS Partners, L.P.
(Name of Institutional Investment Manager)

E.J. Bird Vice Pres. of General Partner
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. NONE		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

SEC 1685 (7-88)

FORM 13F

C-O-N-F-I-D-E-N-T-I-A-L

(SEC USE ONLY)

Name of Reporting Manager RBS Partners, L.P.

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
Citicorp **	Common	173034-10-9	156,200,000	1,952,500	1,952,500				1,952,500		
Dow Chemical Co.	Common	260543-10-3	40,857,000	470,300	470,300				470,300		
PS Group Inc.	Common	693624-10-8	13,331,000	1,198,270	1,198,270				1,198,270		
Jostens Inc.	Common	481088-10-2	20,138,000	900,000	900,000				900,000		
Wells Fargo & Co *****	Common	949740-10-4	365,722,000	1,401,233	1,401,233				1,401,233		
UST Inc.	Common	902911-10-6	17,547,000	550,500	550,500				550,500		
** Short position in this security			(1,304,000)	(16,300)							
***** Short position in this security			(31,503,000)	(120,700)							
COLUMN TOTALS		Grand Total	580,988,000								